Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 18.56%
FHLB	3.00%	9-1-2034	$396,995	$ 395,134
FHLMC (12 Month LIBOR +1.33%) ±	1.61	1-1-2036	6,843	6,900
FHLMC	2.50	11-1-2051	11,825,960	10,924,557
FHLMC	3.00	6-1-2050	735,588	707,465
FHLMC	3.00	7-1-2050	1,885,621	1,816,334
FHLMC	3.00	8-1-2050	900,846	867,739
FHLMC	3.00	8-1-2050	1,742,760	1,671,373
FHLMC	3.50	12-1-2045	881,607	878,711
FHLMC	3.50	12-1-2045	358,535	357,433
FHLMC	4.00	6-1-2044	711,452	729,015
FHLMC	4.00	5-1-2049	1,346,822	1,357,098
FHLMC	5.00	6-1-2036	98,801	104,869
FHLMC	5.00	8-1-2040	97,911	103,730
FHLMC	5.50	7-15-2036	9,750,000	11,930,088
FHLMC	5.50	8-1-2038	25,765	27,854
FHLMC	5.50	12-1-2038	197,085	211,728
FHLMC	5.50	6-1-2040	381,338	411,169
FHLMC	8.00	2-1-2030	94	101
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	132,020	128,571
FHLMC Series T-42 Class A5	7.50	2-25-2042	988,490	1,115,666
FHLMC Series T-57 Class 2A1 ±±	3.46	7-25-2043	30,383	30,605
FHLMC Series T-59 Class 2A1 ±±	3.35	10-25-2043	144,728	141,909
FNMA ¤	0.00	8-6-2038	14,105,000	8,012,627
FNMA %%	1.50	6-16-2037	9,765,000	9,011,645
FNMA (12 Month LIBOR +1.73%) ±	1.98	9-1-2036	7,189	7,443
FNMA %%	2.00	6-16-2037	19,140,000	18,084,309
FNMA %%	2.00	6-13-2052	122,705,000	108,833,584
FNMA (12 Month LIBOR +1.78%) ±	2.03	8-1-2036	17,833	18,573
FNMA (12 Month LIBOR +1.61%) ±	2.37	5-1-2046	322,912	328,392
FNMA (12 Month LIBOR +1.61%) ±	2.46	3-1-2046	473,597	482,822
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	2.47	8-1-2036	317,466	330,289
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	2.50	11-1-2038	14,645	15,255
FNMA	3.00	11-1-2045	596,659	577,827
FNMA	3.00	12-1-2045	1,561,007	1,511,693
FNMA	3.00	12-1-2046	795,751	772,863
FNMA	3.00	8-1-2050	2,000,954	1,915,191
FNMA	3.48	3-1-2029	951,822	960,482
FNMA	3.50	10-1-2043	551,487	550,421
FNMA	3.50	4-1-2045	87,476	87,200
FNMA	3.50	8-1-2045	1,361,263	1,354,039
FNMA	3.50	3-1-2048	2,901,519	2,881,584
FNMA	3.62	3-1-2029	442,018	449,663
FNMA	3.63	3-1-2029	1,208,289	1,229,674
FNMA	3.77	3-1-2029	956,649	981,297
FNMA	3.77	3-1-2029	1,038,992	1,065,629
FNMA	4.00	2-1-2046	187,271	190,926
FNMA	4.00	4-1-2046	847,285	867,395
FNMA	4.00	6-1-2048	989,798	1,002,443
FNMA	4.00	2-1-2050	1,426,278	1,436,565
FNMA %%	4.00	6-13-2052	11,635,000	11,627,728
FNMA	4.50	11-1-2048	1,026,750	1,047,696
FNMA %%	4.50	6-13-2052	43,685,000	44,442,662
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  1

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	5.00%	1-1-2024	$6,877	$ 7,051
FNMA	5.00	2-1-2036	11,644	12,386
FNMA	5.00	6-1-2040	31,306	33,125
FNMA	5.00	8-1-2040	651,104	681,740
FNMA	5.50	11-1-2023	5,358	5,428
FNMA	5.50	8-1-2034	44,827	48,253
FNMA	5.50	2-1-2035	13,321	14,341
FNMA	5.50	8-1-2038	88,073	91,999
FNMA	5.50	8-1-2038	166,717	174,151
FNMA	6.00	10-1-2037	256,777	281,839
FNMA	6.00	11-1-2037	16,194	17,762
FNMA	6.50	7-1-2036	12,531	13,628
FNMA	6.50	7-1-2036	3,547	3,802
FNMA	6.50	11-1-2036	2,101	2,232
FNMA	7.00	12-1-2022	159	159
FNMA	7.00	7-1-2036	5,197	5,317
FNMA	7.00	11-1-2037	2,909	3,113
FNMA	2.50	1-1-2052	11,827,540	10,902,733
FNMA	3.00	10-1-2051	28,386,062	27,134,111
FNMA	3.00	11-1-2051	43,061,881	41,140,060
FNMA	3.50	5-1-2052	11,872,545	11,643,881
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	4,311	4,773
FNMA Series 2003-W08 Class 4A ±±	3.63	11-25-2042	79,694	78,989
FNMA Series 2003-W14 Class 2A ±±	2.45	6-25-2045	46,582	47,049
FNMA Series 2003-W14 Class 2A ±±	3.73	1-25-2043	129,275	127,841
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	744,794	786,809
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	307,910	340,058
GNMA %%	2.00	6-21-2052	18,340,000	16,673,639
GNMA %%	2.50	6-21-2052	40,165,000	37,671,946
GNMA	3.00	11-20-2045	1,293,255	1,261,249
GNMA	3.00	4-20-2051	5,907,816	5,724,110
GNMA	3.50	9-20-2047	750,237	754,829
GNMA	3.50	12-20-2047	1,609,302	1,610,135
GNMA	4.00	12-20-2047	869,712	889,685
GNMA	4.50	8-20-2049	302,794	310,228
GNMA	5.00	7-20-2040	232,563	248,108
GNMA	7.50	12-15-2029	350	361
GNMA Series 2008-22 Class XM ♀±±	1.26	2-16-2050	499,308	11,433
STRIPS ¤	0.00	7-15-2037	1,690,000	1,003,346
STRIPS ¤	0.00	5-15-2040	27,955,000	15,430,765
STRIPS ¤	0.00	5-15-2044	9,270,000	4,299,932
TVA	5.88	4-1-2036	9,420,000	11,521,035
TVA Principal STRIPS ¤	0.00	4-1-2056	42,270,000	10,050,272
U.S. International Development Finance Corporation	2.12	3-20-2024	3,090,000	3,061,747
Total Agency securities (Cost $471,393,264)				458,121,416
Asset-backed securities: 7.82%
ACM Auto Trust Series 2022-1A Class A 144A	3.23	4-20-2029	7,126,361	7,116,644
ACM Auto Trust Series 2022-1A Class C 144A	5.48	4-20-2029	7,315,000	7,310,952
Ally Auto Receivables Trust Series 2019-1 Class A3	2.91	9-15-2023	203,185	203,386
American Credit Acceptance Receivables Trust Series 2019-4 Class D 144A	2.97	12-12-2025	7,565,000	7,536,838
See accompanying notes to portfolio of investments

2  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
American Credit Acceptance Receivables Trust Series 2020-4 Class B 144A	0.85%	12-13-2024	$1,111,459	$ 1,110,639
Arbys Funding LLC Series 2020-1A Class A2 144A	3.24	7-30-2050	6,582,750	6,042,787
AVIS Budget Rental Car Funding Series 2020-1A Class B 144A	2.68	8-20-2026	8,700,000	8,189,386
Cajun Global LLC Series 2021-1 Class A2 144A	3.93	11-20-2051	3,970,000	3,636,869
Dominos Pizza Master Issuer LLC Series 2015-1A Class A2 144A	4.47	10-25-2045	12,285,000	12,309,816
ECMC Group Student Loan Trust Series 2020-3A Class A1B (1 Month LIBOR +1.00%) 144A±	2.01	1-27-2070	3,657,862	3,588,836
Finance of America HECM Buyout 2020 Series HB2 Class A7 144A±±	1.71	7-25-2030	3,989,836	3,940,089
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,570,535
Freedom Financial Trust Series 2021-1CP Class B 144A	1.41	3-20-2028	2,500,000	2,479,764
GLS Auto Receivables Trust Series 2A Class B 144A	3.16	6-16-2025	6,000,000	6,008,062
Gracie Point International Funding Series 2020-B Class A (1 Month LIBOR +1.40%) 144A±	2.20	5-2-2023	5,859,771	5,859,412
Hertz Vehicle Financing LLC Series 1A Class B 144A	1.56	12-26-2025	4,700,000	4,394,800
Mission Lane Master Trust Series 2021 Class A 144A	1.59	9-15-2026	4,100,000	3,969,971
Neighborly Issuer LLC Series 2021-1 144A	3.58	4-30-2051	7,920,000	6,963,549
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3 144A	2.80	1-20-2051	4,600,000	4,307,922
Octane Receivables Trust Series 2020-1A Class A 144A	1.71	2-20-2025	2,361,387	2,344,476
Octane Receivables Trust Series 2021-1A Class B 144A	1.53	4-20-2027	3,000,000	2,724,430
Ocwen Master Advance Receivables Trust Series 2020-T1 Class CT1 144A	2.32	8-15-2052	1,311,579	1,307,232
Ondeck Asset Securitization Trust Series 2021-1A Class A 144A	1.59	5-17-2027	8,500,000	8,117,849
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A 144A	1.22	1-16-2029	10,651,636	10,229,251
PFS Financing Corporation Series 2021-A Class A 144A	0.71	4-15-2026	7,290,000	6,874,782
Santander Drive Auto Receivables Trust Series 2020-2 Class C	1.46	9-15-2025	7,044,877	7,022,637
Santander Drive Auto Receivables Trust Series 2021-1 Class C	0.75	2-17-2026	10,545,000	10,368,917
Santander Retail Auto Lease Trust Series 2020-A Class A3 144A	1.74	7-20-2023	5,794,959	5,795,450
Service Experts Issuer Series 2021-1A Class A 144A	2.67	2-2-2032	8,153,852	7,589,693
ServiceMaster Brands Series 2020-1 Class A2I 144A	2.84	1-30-2051	3,653,750	3,178,726
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	1.50	12-17-2068	5,000,000	4,874,190
SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR +0.26%) ±	1.44	10-27-2025	240,790	240,127
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  3

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	1.21%	5-1-2030	$776,181	$ 773,957
SpringCastle America Funding LLC 144A	1.97	9-25-2037	3,505,744	3,336,888
Taco Bell Funding LLC Series 2021 Class A1 144A	2.54	8-25-2051	497,500	408,376
Taco Bell Funding LLC Series 2021 Class A2 144A	1.95	8-25-2051	10,895,250	9,691,194
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	1.27	1-25-2046	915,653	910,664
Wendy's Funding LLC Series 2021-1A 144A	2.78	6-15-2051	545,875	464,125
Westlake Automobile Receivable Series 2020-1A Class C 144A	2.52	4-15-2025	2,858,000	2,857,783
Wingstop Funding LLC Series 2020-1A Class A2 144A	2.84	12-5-2050	3,620,805	3,196,881
Zaxby's Funding LLC Series 2021-1A Class A2 144A	3.24	7-30-2051	4,883,100	4,276,287
Total Asset-backed securities (Cost $202,863,531)				193,124,172
Corporate bonds and notes: 22.84%
Communication services: 1.71%
Diversified telecommunication services: 0.24%
AT&T Incorporated	3.55	9-15-2055	7,330,000	5,868,964
Media: 1.07%
CCO Holdings LLC 144A	4.25	1-15-2034	5,000,000	4,141,825
CCO Holdings LLC 144A	4.50	8-15-2030	1,500,000	1,354,650
Charter Communications Operating LLC	4.40	12-1-2061	6,000,000	4,651,319
Charter Communications Operating LLC	6.48	10-23-2045	655,000	676,263
Charter Communications Operating LLC	3.50	3-1-2042	2,900,000	2,165,139
CSC Holdings LLC 144A	5.75	1-15-2030	2,000,000	1,671,520
DIRECTV Financing LLC 144A	5.88	8-15-2027	185,000	174,455
Gray Television Incorporated 144A	4.75	10-15-2030	2,000,000	1,757,260
Magallanes Incorporated 144A	5.14	3-15-2052	5,135,000	4,594,500
QVC Incorporated	4.38	9-1-2028	1,175,000	961,226
QVC Incorporated	4.75	2-15-2027	4,931,000	4,259,792
				26,407,949
Wireless telecommunication services: 0.40%
SBA Tower Trust 144A	1.63	5-15-2051	6,595,000	5,942,641
Sprint Spectrum Company 144A	4.74	3-20-2025	2,947,500	2,966,294
T-Mobile USA Incorporated	3.50	4-15-2031	1,235,000	1,127,289
				10,036,224
Consumer discretionary: 1.99%
Automobiles: 0.28%
Ford Motor Company	3.25	2-12-2032	7,000,000	5,917,450
General Motors Company	5.95	4-1-2049	985,000	973,951
				6,891,401
Diversified consumer services: 0.09%
Howard University	5.21	10-1-2052	2,565,000	2,371,978
See accompanying notes to portfolio of investments

4  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Hotels, restaurants & leisure: 0.78%
Genting New York LLC 144A	3.30%	2-15-2026	$3,920,000	$ 3,573,700
Hyatt Hotels Corporation	1.30	10-1-2023	6,245,000	6,096,737
International Game Technology 144A	3.50	6-15-2026	1,500,000	1,570,067
Las Vegas Sands Corporation	3.20	8-8-2024	5,560,000	5,333,661
Las Vegas Sands Corporation	3.90	8-8-2029	3,000,000	2,614,069
				19,188,234
Household durables: 0.18%
KB Home Company	4.00	6-15-2031	3,000,000	2,591,250
KB Home Company	4.80	11-15-2029	2,000,000	1,840,000
				4,431,250
Multiline retail: 0.15%
Macy's Retail Holdings LLC 144A	5.88	4-1-2029	4,000,000	3,765,740
Textiles, apparel & luxury goods: 0.51%
Michael Kors USA Incorporated 144A	4.25	11-1-2024	6,753,000	6,564,114
Tapestry Incorporated	3.00	7-15-2022	6,000,000	6,000,509
				12,564,623
Consumer staples: 0.74%
Beverages: 0.16%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	1,722,213
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	2,225,000	2,252,128
				3,974,341
Food products: 0.47%
Kraft Heinz Foods Company	4.88	10-1-2049	5,430,000	5,077,016
Smithfield Foods Incorporated 144A	2.63	9-13-2031	8,000,000	6,588,827
				11,665,843
Tobacco: 0.11%
Altria Group Incorporated	1.70	6-15-2025	2,000,000	2,079,285
Reynolds American Incorporated	7.00	8-4-2041	450,000	470,291
				2,549,576
Energy: 2.13%
Energy equipment & services: 0.03%
Oceaneering International Incorporated	4.65	11-15-2024	630,000	618,641
Oil, gas & consumable fuels: 2.10%
Aethon United 144A	8.25	2-15-2026	3,000,000	3,060,000
Buckeye Partners LP	4.13	12-1-2027	1,300,000	1,209,000
Cheniere Energy Partners LP 144A	3.25	1-31-2032	330,000	288,486
Crestwood Midstream Partners LP 144A	5.63	5-1-2027	2,300,000	2,219,040
DCP Midstream Operating Company	5.13	5-15-2029	4,000,000	4,000,400
Devon Energy Corporation	5.25	10-15-2027	4,482,000	4,548,494
Encino Acquisition Partners Company 144A	8.50	5-1-2028	2,000,000	2,000,000
EnLink Midstream Partners LP	4.15	6-1-2025	1,000,000	1,000,200
EnLink Midstream Partners LP	5.45	6-1-2047	1,385,000	1,109,282
EnLink Midstream Partners LP 144A	5.63	1-15-2028	145,000	144,094
EQT Corporation	1.75	5-1-2026	1,750,000	5,643,750
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  5

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil, gas & consumable fuels (continued)
Harvest Midstream LP 144A	7.50%	9-1-2028	$2,275,000	$ 2,282,314
Nabors Industries Limited 144A	7.38	5-15-2027	1,760,000	1,774,766
Occidental Petroleum Corporation	4.30	8-15-2039	3,000,000	2,715,000
Occidental Petroleum Corporation	8.88	7-15-2030	4,100,000	5,120,900
Plains All American Pipeline LP	3.55	12-15-2029	3,420,000	3,163,688
Plains All American Pipeline LP	3.80	9-15-2030	3,215,000	2,964,364
Rockies Express Pipeline LLC 144A	4.95	7-15-2029	1,975,000	1,870,335
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	1,000,000	891,060
Southwestern Energy Company	7.75	10-1-2027	1,250,000	1,318,481
Western Midstream Operating LP	5.30	3-1-2048	5,000,000	4,574,550
				51,898,204
Financials: 8.60%
Banks: 2.49%
Bank of America Corporation (3 Month LIBOR +0.64%) ±	2.02	2-13-2026	5,000,000	4,753,628
Bank of America Corporation (U.S. SOFR +1.22%) ±	2.65	3-11-2032	7,160,000	6,237,745
Bank of America Corporation (U.S. SOFR +1.93%) ±	2.68	6-19-2041	1,610,000	1,240,715
Bank of America Corporation (U.S. SOFR +1.32%) ±	2.69	4-22-2032	7,000,000	6,100,512
Bank of America Corporation (3 Month LIBOR +1.58%) ±	3.82	1-20-2028	6,000,000	5,900,222
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	2,590,000	2,601,038
Bank of America Corporation (5 Year Treasury Constant Maturity +2.76%) ±	4.38	12-31-2049	2,500,000	2,199,834
Citigroup Incorporated (5 Year Treasury Constant Maturity +3.60%) ʊ±	4.00	12-10-2025	5,000,000	4,510,298
Citigroup Incorporated (U.S. SOFR +2.09%) ±	4.91	5-24-2033	6,265,000	6,433,677
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	1,030,000	1,033,559
JPMorgan Chase & Company (U.S. SOFR 3 Month +0.70%) ±	1.04	2-4-2027	3,165,000	2,847,351
JPMorgan Chase & Company (U.S. SOFR +1.02%) ±	2.07	6-1-2029	7,000,000	6,188,701
JPMorgan Chase & Company (5 Year Treasury Constant Maturity +2.85%) ʊ±	3.65	6-1-2026	4,000,000	3,535,000
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	3,625,000	3,517,381
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	533,722
PNC Financial Services (5 Year Treasury Constant Maturity +3.00%) ±	6.00	12-31-2049	1,850,000	1,856,938
Truist Financial Corporation (5 Year Treasury Constant Maturity +4.61%) ʊ±	4.95	9-1-2025	2,015,000	2,009,560
				61,499,881
Capital markets: 1.99%
Ares Capital Corporation	2.88	6-15-2028	1,980,000	1,675,211
Athene Global Funding 144A	1.99	8-19-2028	2,860,000	2,420,958
BAT Capital Corporation	5.65	3-16-2052	2,845,000	2,563,018
Berkshire Hathaway Finance Company	3.85	3-15-2052	7,850,000	7,157,968
See accompanying notes to portfolio of investments

6  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Blackstone Holdings Finance Company LLC 144A	3.20%	1-30-2052	$5,700,000	$ 4,401,658
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,018,605
Charles Schwab Corporation (5 Year Treasury Constant Maturity +4.97%) ʊ±	5.38	6-1-2025	3,905,000	3,944,427
Charles Schwab Corporation (5 Year Treasury Constant Maturity +3.17%) ʊ±	4.00	6-1-2026	4,000,000	3,618,313
Coinbase Global Incorporated 144A	3.63	10-1-2031	750,000	506,250
Goldman Sachs Group Incorporated (U.S. SOFR +1.25%) ±	2.38	7-21-2032	5,535,000	4,649,936
Intercontinental Exchange Incorporated	3.00	6-15-2050	4,675,000	3,546,203
Morgan Stanley (U.S. SOFR +1.20%) ±	2.51	10-20-2032	4,850,000	4,167,976
Morgan Stanley (U.S. SOFR +2.62%) ±	5.30	4-20-2037	3,850,000	3,883,857
Sammons Financial Group 144A	4.75	4-8-2032	6,000,000	5,674,635
				49,229,015
Consumer finance: 1.77%
BOC Aviation USA Corporation 144A	1.63	4-29-2024	9,000,000	8,674,518
FirstCash Incorporated 144A	5.63	1-1-2030	370,000	352,778
Hyundai Capital America Company 144A	1.30	1-8-2026	4,205,000	3,787,239
Private Export Funding Corporation 144A	0.55	7-30-2024	29,766,000	28,414,274
Rocket Mortgage LLC 144A	4.00	10-15-2033	3,000,000	2,460,000
				43,688,809
Diversified financial services: 0.53%
Bankers Healthcare Group BHG Series 2021 Class A-B 144A	2.79	11-17-2033	4,940,000	4,508,922
Jackson Financial Incorporated 144A	4.00	11-23-2051	1,680,000	1,283,667
KKR Group Finance Company LLC 144A	3.50	8-25-2050	1,910,000	1,504,072
LPL Holdings Incorporated 144A	4.38	5-15-2031	3,230,000	2,902,963
United Wholesale Mortgage LLC 144A	5.50	11-15-2025	3,000,000	2,835,000
				13,034,624
Insurance: 1.71%
Athene Global Funding 144A	2.55	11-19-2030	3,000,000	2,488,633
Athene Global Funding 144A	2.95	11-12-2026	3,550,000	3,338,307
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	978,237
Hill City Funding Trust 144A	4.05	8-15-2041	6,955,000	5,336,580
Maple Grove Funding Trust 144A	4.16	8-15-2051	4,000,000	3,203,581
Metlife Incorporated (5 Year Treasury Constant Maturity +3.58%) ʊ±	3.85	9-15-2025	7,000,000	6,495,978
Minnesota Life Insurance Company 144A«	8.25	9-15-2025	6,790,000	7,654,930
National Life Global Insurance Company (3 Month LIBOR +3.31%) 144A±	5.25	7-19-2068	1,668,000	1,550,151
Northwestern Mutual Life 144A	3.63	9-30-2059	1,500,000	1,165,385
OneAmerica Financial Partners Incorporated 144A	4.25	10-15-2050	570,000	487,946
Prudential Financial Incorporated (5 Year Treasury Constant Maturity +3.16%) ±	5.13	3-1-2052	3,600,000	3,460,500
Security Benefit Company 144A	1.25	5-17-2024	3,000,000	2,863,851
Transatlantic Holdings Incorporated	8.00	11-30-2039	2,329,000	3,095,700
				42,119,779
Thrifts & mortgage finance: 0.11%
Ladder Capital Finance Holdings LP 144A	4.25	2-1-2027	900,000	811,535
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  7

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Thrifts & mortgage finance (continued)
Ladder Capital Finance Holdings LP 144A	4.75%	6-15-2029	$245,000	$ 220,500
Ladder Capital Finance Holdings LP 144A	5.25	10-1-2025	1,820,000	1,742,650
				2,774,685
Health care: 0.26%
Biotechnology: 0.21%
Amgen Incorporated	4.20	2-22-2052	5,760,000	5,319,041
Health care providers & services: 0.05%
CommonSpirit Health	2.95	11-1-2022	1,250,000	1,254,621
Industrials: 2.10%
Aerospace & defense: 0.40%
The Boeing Company	2.20	2-4-2026	8,170,000	7,482,052
The Boeing Company	5.81	5-1-2050	2,490,000	2,450,055
				9,932,107
Airlines: 0.92%
Delta Air Lines Incorporated	2.00	12-10-2029	3,390,901	3,045,283
Delta Air Lines Incorporated 144A	4.75	10-20-2028	1,850,000	1,847,505
Delta Airlines Pass-Through Certificates Series 2015-B	4.25	1-30-2025	4,915,791	4,888,475
Hawaiian Brand Intellectual Property Limited 144A	5.75	1-20-2026	2,000,000	1,986,510
Jetblue Airways Corporation	4.00	5-15-2034	1,803,689	1,716,872
Mileage Plus Holdings LLC 144A	6.50	6-20-2027	9,125,000	9,262,788
				22,747,433
Commercial services & supplies: 0.21%
CoreCivic Incorporated «	8.25	4-15-2026	5,005,000	5,151,546
Industrial conglomerates: 0.10%
General Electric Company (3 Month LIBOR +3.33%) ±	4.16	12-29-2049	2,537,000	2,301,059
Road & rail: 0.03%
Uber Technologies Incorporated 144A	4.50	8-15-2029	900,000	813,983
Trading companies & distributors: 0.19%
Fortress Transportation & Infrastructure Investors LLC 144A	5.50	5-1-2028	1,640,000	1,409,908
Fortress Transportation & Infrastructure Investors LLC 144A	6.50	10-1-2025	2,170,000	2,121,175
Fortress Transportation & Infrastructure Investors LLC 144A	9.75	8-1-2027	1,110,000	1,127,705
				4,658,788
Transportation infrastructure: 0.25%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	4,570,067
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	799,273
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	825,658
				6,194,998
See accompanying notes to portfolio of investments

8  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 2.14%
Communications equipment: 0.29%
Ciena Corporation 144A	4.00%	1-31-2030	$1,890,000	$ 1,738,800
Motorola Solutions Incorporated	5.60	6-1-2032	5,155,000	5,326,296
				7,065,096
Electronic equipment, instruments & components: 0.02%
Dell International LLC	8.35	7-15-2046	291,000	383,468
IT services: 0.27%
Kyndryl Holdings Incorporated 144A	2.05	10-15-2026	7,700,000	6,722,113
Semiconductors & semiconductor equipment: 0.44%
Marvell Technology Incorporated	4.88	6-22-2028	10,775,000	10,952,012
Software: 0.62%
Fortinet Incorporated	2.20	3-15-2031	11,500,000	9,537,415
Oracle Corporation	3.95	3-25-2051	7,680,000	5,855,841
				15,393,256
Technology hardware, storage & peripherals: 0.50%
Western Digital Corporation	4.75	2-15-2026	12,250,000	12,248,408
Materials: 0.18%
Chemicals: 0.11%
Westlake Chemical Corporation	1.63	7-17-2029	2,750,000	2,640,167
Containers & packaging: 0.07%
Ball Corporation	2.88	8-15-2030	1,985,000	1,717,025
Real estate: 1.59%
Equity REITs: 1.59%
EPR Properties	3.60	11-15-2031	2,060,000	1,732,475
EPR Properties	3.75	8-15-2029	3,870,000	3,398,607
GLP Capital LP	3.25	1-15-2032	5,000,000	4,193,678
National Health Investor Company	3.00	2-1-2031	2,000,000	1,593,487
Omega Healthcare Investors Incorporated	3.38	2-1-2031	2,930,000	2,447,351
Omega Healthcare Investors Incorporated	4.50	1-15-2025	5,823,000	5,808,700
Omega Healthcare Investors Incorporated	4.75	1-15-2028	840,000	812,933
Sabra Health Care LP / Sabra Capital Corporation	5.13	8-15-2026	8,140,000	8,164,939
Service Properties Trust Company	3.95	1-15-2028	3,000,000	2,323,952
Simon Property Group LP	3.80	7-15-2050	2,880,000	2,456,656
Vornado Realty LP	3.40	6-1-2031	4,680,000	4,090,487
WEA Finance LLC 144A	4.75	9-17-2044	2,610,000	2,150,508
				39,173,773
Utilities: 1.40%
Electric utilities: 1.12%
Basin Electric Power Cooperative 144A	4.75	4-26-2047	2,315,000	2,034,114
NRG Energy Incorporated 144A	4.45	6-15-2029	6,415,000	6,083,279
Oglethorpe Power Corporation	5.05	10-1-2048	1,060,000	1,045,871
Oglethorpe Power Corporation	3.75	8-1-2050	3,220,000	2,634,917
Southern California Edison Company	3.65	2-1-2050	1,600,000	1,278,589
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  9

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric utilities (continued)
The Southern Company (5 Year Treasury Constant Maturity +3.73%) ±	4.00%	1-15-2051		$4,000,000	$ 3,684,320
Vistra Operations Company LLC 144A	4.38	5-1-2029		1,180,000	1,100,498
Vistra Operations Company LLC 144A	3.70	1-30-2027		10,325,000	9,723,426
					27,585,014
Multi-utilities: 0.28%
CenterPoint Energy Incorporated	0.70	3-2-2023		2,865,000	2,821,303
CenterPoint Energy Incorporated (3 Month LIBOR +0.50%) ±	1.00	3-2-2023		1,647,000	1,642,711
CenterPoint Energy Incorporated (U.S. SOFR +0.65%) ±	1.44	5-13-2024		2,480,000	2,448,111
					6,912,125
Total Corporate bonds and notes (Cost $608,927,520)					563,745,794
Foreign corporate bonds and notes : 2.32%
Communication services: 0.18%
Media: 0.18%
Tele Columbus AG 144A	3.88	5-2-2025	EUR	2,320,000	2,207,336
Ziggo Bond Company BV 144A	3.38	2-28-2030	EUR	2,500,000	2,167,497
					4,374,833
Consumer discretionary: 0.17%
Auto components: 0.09%
Adler Pelzer Holding GmbH 144A	4.13	4-1-2024	EUR	2,480,000	2,200,956
Automobiles: 0.08%
Peugeot SA Company	2.00	3-20-2025	EUR	1,800,000	1,929,086
Consumer staples: 0.24%
Food products: 0.04%
Sigma Holdings Company BV 144A	5.75	5-15-2026	EUR	1,500,000	1,139,305
Tobacco: 0.20%
BAT International Finance plc	2.25	1-16-2030	EUR	5,250,000	4,888,143
Energy: 0.13%
Oil, gas & consumable fuels: 0.13%
Eni SpA	1.13	9-19-2028	EUR	3,200,000	3,190,419
Financials: 1.29%
Banks: 1.07%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.90%) ±	4.75	12-31-2049	EUR	3,300,000	3,366,359
Bankia SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +5.82%) ʊ±	6.00	7-18-2022	EUR	3,800,000	4,102,090
Credit Agricole SA (3 Month EURIBOR +1.25%) ±	1.00	4-22-2026	EUR	9,300,000	9,660,393
Nordea Bank (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.00%) ʊ«±	3.50	3-12-2025	EUR	9,000,000	9,387,435
					26,516,277
See accompanying notes to portfolio of investments

10  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer finance: 0.22%
Abertis Finance BV Company (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year +3.27%) ʊ±	2.63%	1-26-2027	EUR	2,900,000	$ 2,625,554
Cellnex Finance Company SA	2.00	9-15-2032	EUR	3,400,000	2,773,885
					5,399,439
Industrials: 0.26%
Containers & packaging: 0.20%
Can-Pack SA 144A	2.38	11-1-2027	EUR	5,500,000	5,004,085
Electrical equipment: 0.06%
Gamma Bidco SpA 144A	6.25	7-15-2025	EUR	1,300,000	1,370,913
Real estate: 0.05%
Real estate management & development: 0.05%
Akelius Residential Property AB (EURIBOR ICE Swap Rate 11:00am +3.49%) ±	3.88	10-5-2078	EUR	1,254,000	1,339,608
Total Foreign corporate bonds and notes (Cost $67,780,480)					57,353,064
Foreign government bonds : 2.02%
Brazil ¤	0.00	1-1-2024	BRL	57,000,000	9,884,673
Brazil ¤	0.00	7-1-2024	BRL	60,000,000	9,856,637
Brazil Government Bond	10.00	1-1-2025	BRL	8,600,000	1,716,295
Brazil Government Bond	10.00	1-1-2029	BRL	8,000,000	1,506,992
Chile	4.50	3-1-2026	CLP	10,440,000,000	11,934,608
Hungary	1.00	11-26-2025	HUF	900,000,000	1,995,094
Mexico	3.75	2-21-2024	EUR	1,000,000	1,064,103
Republic of South Africa	10.50	12-21-2026	ZAR	172,500,000	11,934,271
Total Foreign government bonds (Cost $53,243,483)					49,892,673
Loans: 1.08%
Communication services: 0.15%
Media: 0.15%
DIRECTV Financing LLC (1 Month LIBOR +5.00%) ±	6.06	8-2-2027		$3,820,000	3,689,471
Consumer discretionary: 0.17%
Auto components: 0.11%
Truck Hero Incorporated (1 Month LIBOR +3.25%) ±	4.31	1-31-2028		2,977,444	2,690,865
Household durables: 0.06%
Wilsonart LLC (1 Month LIBOR +3.25%) ±	4.25	12-31-2026		1,507,902	1,391,039
Energy: 0.20%
Oil, gas & consumable fuels: 0.20%
Apergy Corporation (1 Month LIBOR +5.00%) ‡±	8.00	6-3-2027		1,733,750	1,731,583
GIP II Blue Holdings LP (1 Month LIBOR +4.50%) ±	5.51	9-29-2028		3,226,714	3,143,368
					4,874,951
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  11

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care: 0.02%
Health care equipment & supplies: 0.02%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.75%) ±	4.60%	8-31-2026	$496,187	$ 474,340
Industrials: 0.43%
Airlines: 0.17%
AAdvantage Loyalty IP Limited (1 Month LIBOR +4.75%) ±	5.81	4-20-2028	1,583,000	1,576,272
Mileage Plus Holdings LLC (1 Month LIBOR +5.25%) ±	6.25	6-21-2027	2,475,000	2,507,992
				4,084,264
Commercial services & supplies: 0.13%
The Geo Group Incorporated (3 Month LIBOR +2.00%) ±	3.06	3-22-2024	3,490,538	3,287,843
Machinery: 0.13%
Vertical US Newco Incorporated (1 Month LIBOR +3.50%) ±	4.02	7-30-2027	2,462,734	2,368,854
Werner FinCo LP (3 Month LIBOR +4.00%) ±	5.01	7-24-2024	1,020,103	969,098
				3,337,952
Information technology: 0.08%
Software: 0.08%
MPH Acquisition Holdings LLC (1 Month LIBOR +4.25%) ±	5.82	9-1-2028	1,994,987	1,880,276
Materials: 0.03%
Construction materials: 0.03%
Standard Industries Incorporated (3 Month LIBOR +2.50%) ±	3.79	9-22-2028	886,473	865,295
Total Loans (Cost $27,610,083)				26,576,296
Municipal obligations: 0.33%
California: 0.07%
Transportation revenue: 0.07%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B ¤(Ambac Insured)	0.00	10-1-2028	2,115,000	1,658,029
Illinois: 0.15%
GO revenue: 0.07%
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB ¤(AGM Insured)	0.00	1-1-2025	1,820,000	1,701,172
Tax revenue: 0.08%
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 ¤(AGM Insured)	0.00	6-15-2026	1,975,000	1,750,656
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	197,146
See accompanying notes to portfolio of investments

12  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
				1,947,802
Kansas: 0.00%
Health revenue: 0.00%
Kansas Development Finance Authority Village Shalom Project Series 2018-B	4.00%	11-15-2025	$90,000	$ 85,398
Maryland: 0.02%
Education revenue: 0.02%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	485,000	482,538
Michigan: 0.02%
Miscellaneous revenue: 0.02%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	445,000	454,529
Pennsylvania: 0.07%
Education revenue: 0.07%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	1,902,867
Total Municipal obligations (Cost $7,888,614)				8,232,335
Non-agency mortgage-backed securities: 13.43%
Affirm Asset Securitization Trust 2021-A Class C 144A	1.66	8-15-2025	800,000	766,957
Agate Bay Mortgage Loan Trust Series 2015-3 Class B3 144A±±	3.55	4-25-2045	931,866	914,197
American Money Management Corporation Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%) 144A±	2.20	7-25-2029	8,113,276	8,032,752
American Money Management Corporation Series 2015-16A Class AR2 (3 Month LIBOR +0.98%) 144A±	2.02	4-14-2029	3,036,119	3,020,353
American Money Management Corporation Series 2016-19A Class AR (3 Month LIBOR +1.14%) 144A±	2.18	10-16-2028	1,096,006	1,092,474
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1 144A±±	2.99	7-26-2049	737,268	734,660
Angel Oak Mortgage Trust I LLC Series 2020-4 Class A1 144A±±	1.47	6-25-2065	1,370,118	1,317,034
APEX Credit CLO LLC Series 2017 Class 2A (3 Month LIBOR +1.60%) 144A±	2.53	9-20-2029	10,000,000	9,674,370
Apidos CLO Series 2019 Class 3-1-A (3 Month LIBOR +3.10%) 144A±	4.14	4-15-2031	3,000,000	2,759,760
Bain Capital Create CLO Limited Series 2017 Class 1 (3 Month LIBOR +1.95%) 144A±	3.01	7-20-2030	3,725,000	3,530,332
BDS Limited Series 2021-FL9 Class B (1 Month LIBOR +1.70%) 144A±	2.64	11-16-2038	5,475,000	5,214,226
Bojangles Issuer LLC Series 2020-1A Class A2 144A	3.83	10-20-2050	7,426,388	7,100,726
Brookside Mill CLO Limited Series 2013 Class 1A (3 Month LIBOR +2.65%) ±	3.69	1-17-2028	4,000,000	3,766,780
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144Aøø	2.72	11-25-2059	941,139	934,517
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  13

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
BX Trust Series 2019-OC11 Class A 144A	3.20%	12-9-2041	$4,975,000	$ 4,497,246
BX Trust Series 2021-ARIA Class D (1 Month LIBOR +1.90%) 144A±	2.77	10-15-2036	8,035,000	7,567,634
Carlyle Global Market Series 2016-1A Class R2 (3 Month LIBOR +3.35%) 144A±	4.41	4-20-2034	1,500,000	1,414,701
Cascade Funding Mortgage Trust Series 2018-RM2 Class A 144A±±	4.00	10-25-2068	458,998	453,496
Cascade Funding Mortgage Trust Series 2021-HB7 Class M2 144A±±	2.68	10-27-2031	5,750,000	5,475,133
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,007,869
Change Mortgage Trust Series 2022-1 Class A1 144A±±	3.01	1-25-2067	7,626,199	7,226,399
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	1.86	1-20-2028	1,661,826	1,649,957
Citigroup Commercial Mortgage Trust 2017-MDRA Class A 144A	3.66	7-10-2030	2,000,000	1,996,813
Credit Suisse Mortgage Trust Series 2013-IVR2 Class B4 144A±±	3.39	4-25-2043	895,130	858,412
Credit Suisse Mortgage Trust Series 2021-AFC1 Class A2 144A±±	1.07	3-25-2056	6,054,463	5,786,930
CSMLT Trust Series 2015-1 Class B4 144A±±	3.79	5-25-2045	2,608,330	2,518,226
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.03%) 144A±	1.96	12-19-2030	582,684	568,092
Dryden Senior Loan Fund Series 2013-28A Class A2LR (3 Month LIBOR +1.65%) 144A±	3.06	8-15-2030	4,000,000	3,901,168
Dryden Senior Loan Fund Series 2019-72A (3 Month LIBOR +1.85%) 144A±	3.26	5-15-2032	3,550,000	3,332,101
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) 144A±	1.81	10-25-2056	584,965	575,445
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 †	8.00	7-25-2027	15,908	2
First Key Homes Series 2021 Class B 144A	1.61	9-17-2038	8,675,000	7,670,312
First Key Homes Series 2021 Class C 144A	1.89	8-17-2038	6,770,000	6,043,801
FREMF Mortgage Trust Series 2020-KF76 Class B (1 Month LIBOR +2.75%) 144A±	3.55	1-25-2030	2,980,876	2,953,597
FS Rialto Issuer Limited Series 2021-FL3 Class B (1 Month LIBOR +1.80%) 144A±	2.67	11-16-2036	3,000,000	2,938,513
FWD Securitization Trust Series 2019-INV1 Class A3 144A±±	3.11	6-25-2049	1,153,421	1,128,408
GCAT Series 2019-RPl1 Class A1 144A±±	2.65	10-25-2068	2,481,882	2,407,907
Gilbert Park CLO Series 2017-1A Class B (3 Month LIBOR +1.60%) 144A±	2.64	10-15-2030	3,000,000	2,901,492
Goldman Sachs Mortgage Securities Trust Series 2019-GSA1 Class C ±±	3.80	11-10-2052	500,000	445,696
Goldman Sachs Mortgage Securities Trust Series 2019-PJ2 Class A4 144A±±	4.00	11-25-2049	275,439	273,425
Gracie Point International Funding Series 2022-1A Class A (30 Day Average U.S. SOFR +2.25%) 144A±	2.54	4-1-2024	12,000,000	11,965,558
Homeward Opportunities Fund Trust Series 2020-2 Class A2 144A±±	2.64	5-25-2065	715,000	704,649
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	1.87	11-15-2036	2,304,429	2,240,881
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1 144A±±	1.38	10-25-2055	1,081,993	1,039,047
See accompanying notes to portfolio of investments

14  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3 144A±±	4.47%	5-25-2067	$17,223,000	$ 16,128,213
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-3 Class B4 144A±±	3.36	7-25-2043	3,616,907	3,099,982
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%) 144A±	1.84	7-15-2036	5,000,000	4,907,614
JPMorgan Mortgage Trust Series 2014-2 Class B4 144A±±	3.42	6-25-2029	1,215,000	1,047,232
JPMorgan Mortgage Trust Series 2020-1 Class A15 144A±±	3.50	6-25-2050	1,367,684	1,291,700
LoanCore Limited Series 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	2.00	5-15-2028	174,510	174,123
Marlette Funding Trust Series 2021-2A Class B 144A	1.06	9-15-2031	4,581,000	4,423,213
MED Trust Series 2021-MDLN Class B (1 Month LIBOR +1.45%) 144A±	2.33	11-15-2038	9,000,000	8,644,999
Mello Warehouse Securitization Trust Series 2021-2 Class C (1 Month LIBOR +1.10%) 144A±	2.11	4-25-2055	6,735,000	6,666,842
MF1 Multifamily Housing Mortgage Loan Trust Series 2022 Class FL8-C (30 Day Average U.S. SOFR +2.20%) 144A±	2.68	2-19-2037	8,750,000	8,501,988
MF1 Multifamily Housing Mortgage Series 2020-FL3 Class A (U.S. SOFR 1 Month +2.16%) 144A±	2.95	7-15-2035	619,035	608,490
MF1 Multifamily Housing Mortgage Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%) 144A±	1.76	7-15-2036	7,027,502	6,928,253
MFRA Trust Series 2020-NQM3 Class A1 144A±±	1.01	1-26-2065	1,360,314	1,314,014
MFRA Trust Series 2020-NQM3 Class M1 144A±±	2.65	1-26-2065	2,650,000	2,538,524
MFRA Trust Series 2021-NQM1 Class A2 144A±±	1.38	4-25-2065	4,243,236	4,050,789
Mill City Mortgage Trust Series 2019 Class M2 144A±±	3.25	7-25-2059	4,592,000	4,304,753
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B ±±	3.31	9-15-2049	610,000	573,106
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1 144A±±	3.25	7-25-2059	5,000,000	4,582,803
Octagon Investment Partners Series 2017-1A Class A2R (3 Month LIBOR +1.45%) 144A±	2.51	3-17-2030	8,205,000	7,929,550
Ondeck Asset Secuitization Trust Series 2021-1A Class B 144A	2.28	5-17-2027	4,000,000	3,749,040
Onslow Bay Financial LLC Series 2020 Class A21 144A±±	3.50	12-25-2049	884,110	851,305
Pagaya AI Selection Trust Series 2021-1 Class A 144A	1.18	11-15-2027	6,054,084	5,949,746
Palmer Square Loan Funding Limited Series 2021-3A Class A2 (3 Month LIBOR +1.40%) 144A±	2.46	7-20-2029	12,060,000	11,696,970
Parallel Limited Series 2021-1A Class D (3 Month LIBOR +3.45%) 144A±	4.49	7-15-2034	8,500,000	7,815,104
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  15

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Residential Mortgage Loan Trust Series 2020-1 Class M1 144A±±	3.24%	1-26-2060	$5,000,000	$ 4,742,033
Residential Mortgage Loan Trust Series 2021-1R Class A2 144A±±	1.10	1-25-2065	1,426,794	1,389,096
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D ±±	4.39	1-5-2043	1,927,000	1,178,403
Shellpoint Company Originator Trust Series 2016-1 Class B2 144A±±	3.57	11-25-2046	5,278,698	4,895,394
Sierra Receivables Funding Series 2018-3A Class C 144A	4.17	9-20-2035	492,730	488,985
Sound Point CLO Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) 144A±	1.99	4-15-2029	2,644,777	2,608,837
Sound Point CLO Limited Series 2015-1RA Class BR (3 Month LIBOR +1.55%) 144A±	2.59	4-15-2030	10,340,000	9,883,810
Starwood Mortgage Residential Trust Series 2019-INV1 Class A1 144A±±	2.61	9-27-2049	129,790	129,690
Starwood Mortgage Residential Trust Series 2021-6 Class A1 144A±±	1.92	11-25-2066	2,415,905	2,219,399
Towd Point Mortgage Trust Series 2015-1 Class A3 144A±±	3.25	10-25-2053	398,964	398,203
Towd Point Mortgage Trust Series 2015-2 Class 1M2 144A±±	3.30	11-25-2060	4,530,000	4,509,491
Towd Point Mortgage Trust Series 2017-4 Class A1 144A±±	2.75	6-25-2057	990,580	974,468
Towd Point Mortgage Trust Series 2019-4 Class M1 144A±±	3.50	10-25-2059	4,000,000	3,600,095
Towd Point Mortgage Trust Series 2019-4 Class M2 144A±±	3.75	10-25-2059	3,680,000	3,270,439
Towd Point Mortgage Trust Series 2019-MH1 Class A1 144A±±	3.00	11-25-2058	709,194	702,121
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,110,858
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%) 144A±	1.73	2-15-2032	2,545,036	2,465,771
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	2,605,670	2,507,041
Voya CLO Limited Series 2017-1A (3 Month LIBOR +1.90%) 144A±	2.94	4-17-2030	4,500,000	4,262,828
Westgate Resorts Series 2022-1A Class C 144A	2.49	8-20-2036	15,542,397	14,978,508
ZAIS CLO Limited Series 2017-1A (3 Month LIBOR +2.65%) 144A±	3.69	7-15-2029	7,450,000	7,120,926
Total Non-agency mortgage-backed securities (Cost $347,726,070)				331,616,797
U.S. Treasury securities: 24.13%
U.S. Treasury Bond ##	1.88	2-15-2051	27,125,000	20,653,145
U.S. Treasury Bond ##	2.38	11-15-2049	2,105,000	1,803,475
U.S. Treasury Note	1.25	6-30-2028	3,940,000	3,579,859
U.S. Treasury Note	1.75	1-31-2029	29,060,000	27,079,152
U.S. Treasury Note	1.88	2-15-2032	173,410,000	158,941,103
U.S. Treasury Note	1.88	11-15-2051	2,370,000	1,805,644
U.S. Treasury Note	2.00	11-15-2041	19,020,000	15,444,834
U.S. Treasury Note	2.00	8-15-2051	12,675,000	9,945,419
U.S. Treasury Note	2.25	2-15-2052	36,745,000	30,733,748
U.S. Treasury Note	2.38	2-15-2042	3,960,000	3,428,494
See accompanying notes to portfolio of investments

16  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.38%	5-15-2051	$48,445,000	$ 41,588,897
U.S. Treasury Note «	2.50	4-30-2024	76,615,000	76,591,058
U.S. Treasury Note	2.75	5-15-2025	2,505,000	2,507,153
U.S. Treasury Note ##	2.75	4-30-2027	139,625,000	139,112,314
U.S. Treasury Note	2.88	5-15-2032	38,695,000	38,743,369
U.S. Treasury Note	2.88	5-15-2052	24,550,000	23,621,703
Total U.S. Treasury securities (Cost $619,527,426)				595,579,367
Yankee corporate bonds and notes: 11.60%
Communication services: 0.46%
Diversified telecommunication services: 0.09%
Telefonica Emisiones SAU	5.21	3-8-2047	2,485,000	2,339,385
Interactive media & services: 0.11%
Tencent Holdings Limited 144A	3.68	4-22-2041	3,250,000	2,593,728
Wireless telecommunication services: 0.26%
Rogers Communications Incorporated 144A	4.55	3-15-2052	6,975,000	6,479,016
Consumer discretionary: 0.78%
Hotels, restaurants & leisure: 0.45%
GENM Capital Labuan Limited 144A	3.88	4-19-2031	8,900,000	7,395,099
Royal Caribbean Group	4.25	6-15-2023	3,400,000	3,621,787
				11,016,886
Internet & direct marketing retail: 0.33%
Alibaba Group Holding	3.15	2-9-2051	4,135,000	2,878,830
Prosus NV 144A	3.83	2-8-2051	3,000,000	1,994,241
Prosus NV 144A	4.03	8-3-2050	1,565,000	1,069,297
Prosus NV 144A	4.99	1-19-2052	3,000,000	2,329,592
				8,271,960
Consumer staples: 0.48%
Food products: 0.48%
Agrospuer SA 144A	4.60	1-20-2032	2,050,000	1,824,500
JBS USA LLC 144A	6.50	4-15-2029	1,260,000	1,278,900
JBS USA LLC 144A	6.75	2-15-2028	1,260,000	1,300,562
Viterra Finance BV 144A	4.90	4-21-2027	7,615,000	7,544,666
				11,948,628
Energy: 1.14%
Oil, gas & consumable fuels: 1.14%
BP Capital Markets plc (5 Year Treasury Constant Maturity +4.40%) ʊ±	4.88	3-22-2030	4,950,000	4,628,699
Comision Federal de Electricidad 144A«	3.35	2-9-2031	4,815,000	3,861,678
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	4,799,496	4,202,804
Petroleos Mexicanos	6.70	2-16-2032	2,650,000	2,289,309
Qatar Petroleum 144A	3.13	7-12-2041	6,000,000	5,017,500
TransCanada PipeLines Limited	4.63	3-1-2034	8,000,000	8,065,677
				28,065,667
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  17

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financials: 7.23%
Banks: 3.68%
ABN AMRO Bank NV 144A	4.75%	7-28-2025	$1,800,000	$ 1,821,096
African Export Import Bank 144A	3.80	5-17-2031	2,600,000	2,285,270
Banco de Bogota SA 144A	6.25	5-12-2026	1,400,000	1,381,800
Banco de Chile 144A	2.99	12-9-2031	1,965,000	1,685,970
Banco del Estado de Chile 144A	2.70	1-9-2025	3,145,000	3,007,438
Banco do Brasil SA 144A	4.63	1-15-2025	2,415,000	2,411,573
Banco do Brasil SA 144A	4.88	1-11-2029	3,425,000	3,339,375
Banco Industrial SA (5 Year Treasury Constant Maturity +4.44%) 144A±	4.88	1-29-2031	1,500,000	1,395,450
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.64%) 144Aʊ±	5.88	9-27-2024	4,250,000	3,729,375
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity +4.97%) 144Aʊ±	6.75	1-24-2027	1,565,000	1,495,045
Banco Santander (1 Year Treasury Constant Maturity +0.45%) ʊ±	0.70	6-30-2024	9,000,000	8,736,319
Banco Santander Mexico (5 Year Treasury Constant Maturity +3.00%) 144A±	5.95	10-1-2028	1,700,000	1,691,517
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	960,000	934,848
BNP Paribas (U.S. SOFR +1.00%) 144A±	1.32	1-13-2027	5,455,000	4,872,501
Danske Bank (1 Year Treasury Constant Maturity +1.75%) 144A±	4.30	4-1-2028	10,000,000	9,693,782
Danske Bank 144A	5.38	1-12-2024	3,205,000	3,275,425
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year +2.55%) ±	4.88	12-1-2032	1,750,000	1,598,869
HSBC Holdings plc (U.S. SOFR +0.71%) ±	0.98	5-24-2025	4,200,000	3,963,502
HSBC Holdings plc (U.S. SOFR +2.11%) ±	4.76	6-9-2028	6,000,000	6,000,000
Itau Unibanco Holding SA 144A	3.25	1-24-2025	3,510,000	3,425,725
Macquire Bank Limited (5 Year Treasury Constant Maturity +1.70%) 144A±	3.05	3-3-2036	8,875,000	7,291,859
National Australia Bank (5 Year Treasury Constant Maturity +1.70%) 144A±	3.35	1-12-2037	8,835,000	7,662,527
NatWest Markets plc 144A	1.60	9-29-2026	4,000,000	3,603,372
Perrigo Finance plc	4.90	12-15-2044	1,500,000	1,192,283
Unicredit SpA (5 Year Treasury Constant Maturity +4.75%) 144A±	5.46	6-30-2035	3,000,000	2,691,511
Westpac Banking Corporation	2.96	11-16-2040	2,160,000	1,616,447
				90,802,879
Capital markets: 1.23%
Credit Suisse Group AG (U.S. SOFR +1.73%) 144A±	3.09	5-14-2032	4,695,000	3,937,334
Credit Suisse Group AG (U.S. SOFR +0.98%) 144A±	1.31	2-2-2027	6,405,000	5,617,249
Credit Suisse Group AG (5 Year Treasury Constant Maturity +4.89%) 144Aʊ±	5.25	2-11-2027	3,500,000	3,013,269
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) 144A±	3.00	12-14-2023	1,485,000	1,480,855
UBS Group AG (1 Year Treasury Constant Maturity +0.85%) 144A±	1.49	8-10-2027	5,800,000	5,171,684
UBS Group AG (1 Year Treasury Constant Maturity +1.55%) 144A±	4.49	5-12-2026	5,700,000	5,756,628
See accompanying notes to portfolio of investments

18  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
UBS Group AG (5 Year Treasury Constant Maturity +3.40%) 144A±	4.88%	12-31-2049	$3,940,000	$ 3,547,275
UBS Group Funding Switzerland AG (USD Swap Semi Annual (vs. 6 Month LIBOR) 5 Year +4.87%) ±	7.00	12-29-2049	1,650,000	1,707,750
				30,232,044
Consumer finance: 0.27%
JBS Finance Luxembourg Company 144A	2.50	1-15-2027	4,285,000	3,848,480
Nissan Motor Acceptance Corporation 144A	2.65	7-13-2022	1,843,000	1,843,150
Unifin Financiera SAB de CV 144A«	9.88	1-28-2029	2,350,000	1,081,611
				6,773,241
Diversified financial services: 1.30%
AerCap Ireland Capital Designated Activity Company / AerCap Global Aviation Trust	2.45	10-29-2026	11,015,000	9,849,417
Avolon Holdings Funding Limited 144A	2.75	2-21-2028	2,000,000	1,726,471
Avolon Holdings Funding Limited 144A	5.50	1-15-2026	2,515,000	2,509,997
Brookfield Finance Incorporated	3.50	3-30-2051	5,865,000	4,540,449
Brookfield Finance Incorporated	3.90	1-25-2028	6,519,000	6,369,788
Cellnex Finance Company 144A	3.88	7-7-2041	4,120,000	3,027,829
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) 144A±	5.25	7-15-2029	1,185,000	1,152,424
DAE Funding LLC 144A	3.38	3-20-2028	3,205,000	2,860,463
				32,036,838
Insurance: 0.75%
Nippon Life Insurance (5 Year Treasury Constant Maturity +2.65%) 144A±	2.75	1-21-2051	4,595,000	3,881,155
Nippon Life Insurance (5 Year Treasury Constant Maturity +2.60%) 144A±	2.90	9-16-2051	2,000,000	1,673,231
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,558,484
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) 144A±	5.00	4-2-2049	11,700,000	11,466,000
				18,578,870
Health care: 0.18%
Biotechnology: 0.15%
Grifols Escrow Issuer SA 144A	4.75	10-15-2028	4,000,000	3,655,000
Pharmaceuticals: 0.03%
Bausch Health Companies Incorporated 144A	5.25	1-30-2030	1,250,000	731,250
Industrials: 0.31%
Airlines: 0.17%
Air Canada Pass-Through Trust Series 2020-1 Class C 144A	10.50	7-15-2026	4,000,000	4,300,000
Trading companies & distributors: 0.12%
Fly Leasing Limited 144A	7.00	10-15-2024	3,600,000	2,974,824
Transportation infrastructure: 0.02%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	433,200
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  19

Portfolio of investments—May 31, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Information technology: 0.42%
Semiconductors & semiconductor equipment: 0.42%
Renesas Electronics Corporation 144A	2.17%	11-25-2026	$11,455,000	$ 10,356,132
Materials: 0.33%
Chemicals: 0.33%
Syngenta Finance NV 144A	4.44	4-24-2023	8,000,000	8,055,395
Utilities: 0.27%
Electric utilities: 0.14%
Comision Federal de Electricidad Company 144A	3.88	7-26-2033	2,985,000	2,374,597
Electricite de France SA 144A	4.95	10-13-2045	1,130,000	1,003,543
				3,378,140
Independent power & renewable electricity producers: 0.13%
Colbun SA 144A	3.15	1-19-2032	3,900,000	3,246,750
Total Yankee corporate bonds and notes (Cost $318,179,698)				286,269,833
Yankee government bonds: 1.84%
Bermuda 144A	3.38	8-20-2050	1,080,000	850,546
Dominican Republic 144A	4.50	1-30-2030	1,000,000	875,581
Dominican Republic 144A	4.88	9-23-2032	1,800,000	1,550,419
Dominican Republic 144A	5.50	2-22-2029	800,000	755,954
Panama	4.50	1-19-2063	6,000,000	5,033,449
Provincia de Cordoba 144Aøø	6.88	12-10-2025	1,781,310	1,446,424
Provincia de Santa Fe 144A	7.00	3-23-2023	1,000,000	967,510
Republic of Argentina	1.00	7-9-2029	206,310	60,904
Republic of Argentina øø	1.75	7-9-2030	1,703,981	497,562
Republic of Argentina øø	5.00	7-9-2035	1,817,118	493,275
Republic of Chile	4.34	3-7-2042	2,570,000	2,397,161
Republic of Kenya 144A	8.25	2-28-2048	750,000	581,625
Republic of Paraguay 144A	5.40	3-30-2050	1,750,000	1,492,319
Republic of Senegal 144A«	6.25	5-23-2033	750,000	656,625
State of Israel	5.50	9-18-2033	13,050,000	15,746,366
Sultanate of Oman 144A	6.25	1-25-2031	1,700,000	1,747,974
Ukraine 144A	7.38	9-25-2032	1,200,000	430,968
United Mexican States	4.28	8-14-2041	11,565,000	9,852,325
Total Yankee government bonds (Cost $53,269,067)				45,436,987

Short-term investments: 7.34%
Commercial paper: 0.40%
Walt Disney Company 144A☼	0.19	6-30-2022	10,000,000	9,992,333

See accompanying notes to portfolio of investments

20  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

		Yield	Shares	Value
Investment companies: 6.94%
Allspring Government Money Market Fund Select Class ♠∞##		0.65%	90,172,668	$ 90,172,668
Securities Lending Cash Investments LLC ♠∩∞		0.91	81,122,825	81,122,825
				171,295,493
Total Short-term investments (Cost $181,293,882)				181,287,826
Total investments in securities (Cost $2,959,703,118)	113.31%			2,797,236,560
Other assets and liabilities, net	(13.31)			(328,598,610)
Total net assets	100.00%			$2,468,637,950

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
♀	Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
†	Non-income-earning security
##	All or a portion of this security is segregated for when-issued securities.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
☼	Zero coupon security. The rate represents the current yield to maturity.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
CLP	Chile Peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HUF	Hungarian forint
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
ZAR	South African rand
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  21

Portfolio of investments—May 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$187,588,322	$1,261,342,859	$(1,358,758,513)	$0	$0	$90,172,668	90,172,668	$74,544
Securities Lending Cash Investments LLC	5,572,383	485,340,942	(409,790,500)	0	0	81,122,825	81,122,825	24,735#
				$0	$0	$171,295,493		$99,279

#	Amount shown represents income before fees and rebates.
Forward foreign currency contracts
Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
84,618,647 USD	76,800,000 EUR	Citibank NA	6-30-2022	$2,054,136	$0
8,900,000 EUR	9,372,575 USD	Citibank NA	6-30-2022	195,448	0
11,278,490 USD	172,500,000 ZAR	Citibank NA	6-30-2022	289,944	0
				$2,539,528	$0
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	168	9-21-2022	$20,197,330	$20,068,125	$0	$(129,205)
U.S. Long Term Bonds	69	9-21-2022	9,753,956	9,621,187	0	(132,769)
U.S. Ultra Treasury Bonds	145	9-21-2022	23,038,029	22,583,750	0	(454,279)
2-Year U.S. Treasury Notes	647	9-30-2022	136,763,138	136,582,710	0	(180,428)
5-Year U.S. Treasury Notes	376	9-30-2022	42,658,766	42,470,375	0	(188,391)
Short
Euro-BOBL Futures	(182)	6-8-2022	(25,939,185)	(24,714,388)	1,224,797	0
Euro-Bund Futures	(90)	6-8-2022	(16,056,093)	(14,644,617)	1,411,476	0
Euro-Schatz Futures	(67)	6-8-2022	(8,039,994)	(7,920,694)	119,300	0
10-Year Ultra Futures	(699)	9-21-2022	(90,442,753)	(89,810,578)	632,175	0
					$3,387,748	$(1,085,072)
See accompanying notes to portfolio of investments

22  |  Allspring Core Plus Bond Fund

Portfolio of investments—May 31, 2022 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Sell Protection
Markit iTraxx Europe Crossover	5.00%	Quarterly	6-20-2026	EUR	4,000,000	$167,672	$463,545	$0	$(295,873)
See accompanying notes to portfolio of investments

Allspring Core Plus Bond Fund  |  23

Notes to portfolio of investments—May 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.

24  |  Allspring Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund's maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Allspring Core Plus Bond Fund  |  25

Notes to portfolio of investments—May 31, 2022 (unaudited)

Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) on centrally cleared swaps. Payments received from (paid to) the counterparty are recorded as realized gains (losses) when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

26  |  Allspring Core Plus Bond Fund

Notes to portfolio of investments—May 31, 2022 (unaudited)

to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$458,121,416	$0	$458,121,416
Asset-backed securities	0	193,124,172	0	193,124,172
Corporate bonds and notes	0	563,745,794	0	563,745,794
Foreign corporate bonds and notes	0	57,353,064	0	57,353,064
Foreign government bonds	0	49,892,673	0	49,892,673
Loans	0	23,875,615	2,700,681	26,576,296
Municipal obligations	0	8,232,335	0	8,232,335
Non-agency mortgage-backed securities	0	331,616,797	0	331,616,797
U.S. Treasury securities	595,579,367	0	0	595,579,367
Yankee corporate bonds and notes	0	286,269,833	0	286,269,833
Yankee government bonds	0	45,436,987	0	45,436,987
Short-term investments
Commercial paper	0	9,992,333	0	9,992,333
Investment companies	171,295,493	0	0	171,295,493
	766,874,860	2,027,661,019	2,700,681	2,797,236,560
Forward foreign currency contracts	0	2,539,528	0	2,539,528
Futures contracts	3,387,748	0	0	3,387,748
Total assets	$770,262,608	$2,030,200,547	$2,700,681	$2,803,163,836
Liabilities
Futures contracts	$1,085,072	$0	$0	$1,085,072
Swap contracts	0	295,873	0	295,873
Total liabilities	$1,085,072	$295,873	$0	$1,380,945
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2022, $2,495,387 was segregated as cash collateral for open futures contracts and $91,078 was segregated as cash collateral for swap contracts.
For the nine months ended May 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Core Plus Bond Fund  |  27